PENSION LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	2.30%
Actuarial gain (loss)	$ (361)	$ (97)	$ 48